Goodwill and Intangible Assets - Changes To The Net Book Value Of Goodwill And Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 449.6	$ 482.0
Additions	3.5	1.8
Adjustment through business combinations(i)		(3.7)
Amortization	(25.6)	(29.6)	$ (15.4)
Write-down of assets		(0.8)
Foreign exchange and other	0.5	(0.1)
Intangible assets and goodwill, ending balance	428.0	449.6	482.0
Goodwill
Changes in intangible assets and goodwill [abstract]
Adjustment through business combinations(i)		0.0
Foreign exchange and other	0.3	(0.1)
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	242.3	269.8
Additions	0.0	0.0
Adjustment through business combinations(i)		(3.0)
Amortization	(21.8)	(24.6)
Foreign exchange and other	0.1	0.1
Intangible assets and goodwill, ending balance	220.6	242.3	269.8
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	9.0	13.8
Additions	3.5	1.8
Adjustment through business combinations(i)		(0.7)
Amortization	(3.8)	(5.0)
Write-down of assets		(0.8)
Foreign exchange and other	0.1	(0.1)
Intangible assets and goodwill, ending balance	$ 8.8	$ 9.0	$ 13.8